UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  4 Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number:  028-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
Title:    Chief Compliance Officer
Phone:    415-955-8122

Signature, Place, and Date of Signing:

     /s/ Manoj K. Pombra            San Francisco, CA          August 13, 2012
     -------------------            -----------------          ---------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           32
                                         -----------

Form 13F Information Table Value Total:  $ 1,353,267
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC             SPONSORED ADR    90138A103       3,258     284,501 SH       Sole                  284,501
51JOB INC                      SP ADR REP COM   316827104       1,494      32,800 SH       Sole                   32,800
BAIDU INC                      SPON ADR REP A   56752108       86,887     755,670 SH       Sole                  755,670
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100       9,555     485,000 SH       Sole                  485,000
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106      15,701     397,600 SH       Sole                  397,600
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109       5,385     458,700 SH       Sole                  458,700
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109     289,802   5,300,933 SH       Sole                5,300,933
CHINA PETE & CHEM CORP         SPON ADR H SHS   16941R108         664       7,440 SH       Sole                    7,440
CHUNGHWA TELECOM CO LTD        SPON ADR NEW11   17133Q502      81,330   2,587,669 SH       Sole                2,587,669
CNOOC LTD                      SPONSORED ADR    126132109       1,057       5,250 SH       Sole                    5,250
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102       2,682      44,700 SH       Sole                   44,700
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100      65,077   3,882,855 SH       Sole                3,882,855
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A    26833A105       1,931     290,000 SH       Sole                  290,000
E HOUSE CHINA HLDGS LTD        ADR              26852W103         385      70,000 SH       Sole                   70,000
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101      20,379     625,135 SH       Sole                  625,135
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107      27,864   1,229,646 SH       Sole                1,229,646
HSBC HLDGS PLC                 SPON ADR NEW     404280406     213,056   4,827,928 SH       Sole                4,827,928
ICICI BK LTD                   ADR              45104G104       3,672     113,283 SH       Sole                  113,283
INFOSYS LTD                    SPONSORED ADR    456788108      22,489     499,090 SH       Sole                  499,090
KT CORP                        SPONSORED ADR    48268K101      30,752   2,333,250 SH       Sole                2,333,250
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100      44,603   1,472,518 SH       Sole                1,472,518
NETEASE INC                    SPONSORED ADR    64110W102      54,569     927,250 SH       Sole                  927,250
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     119,374   4,872,409 SH       Sole                4,872,409
POSCO                          SPONSORED ADR    693483109       5,100      63,400 SH       Sole                   63,400
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106      91,920   2,639,114 SH       Sole                2,639,114
SINA CORP                      ORD              G81477104      23,949     462,250 SH       Sole                  462,250
SK TELECOM LTD                 SPONSORED ADR    78440P108       1,569     129,700 SH       Sole                  129,700
SPREADTRUM COMMUNICATIONS IN   ADR              849415203       4,111     232,900 SH       Sole                  232,900
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     117,473   8,414,941 SH       Sole                8,414,941
TAL ED GROUP                   ADR REPSTG COM   874080104       2,383     242,162 SH       Sole                  242,162
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422       2,326     135,000 SH       Sole                  135,000
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102       2,470     174,900 SH       Sole                  174,900